Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments

12. Derivative Financial Instruments

The fair values of derivatives are reported in other assets, deposits, or accounts payable and accrued liabilities. The fair values are derived using the valuation techniques described in Note 13. The total notional or contractual amounts and fair values as of June 30, 2012 and December 31, 2011 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
June 30, 2012
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,003,000	$—	$146,541

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	2,154,183	16,661	1,505
Forward and optional forward sales commitments	2,602,404	3,272	19,581
Foreign exchange contracts	1,005,432	11,987	7,924
Equity, foreign currency, commodity and metals indexed options	215,325	17,533	—
Options embedded in customer deposits	214,623	—	17,379
Indemnification assets	369,215	9,383	—

Total freestanding derivatives		58,836	46,389

Total derivatives		$58,836	$192,930

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
December 31, 2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Indemnification assets	482,094	8,540	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

Cash Flow Hedges

Activity for derivatives in cash flow hedge relationships for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Gains (losses), net of tax, recognized in AOCI (effective portion)	$(14,012)	$(8,340)	$(7,530)	$(12,291)
Reclassifications to interest expense (effective portion)	(1,964)	(1,768)	(3,674)	(3,797)
Pretax losses recognized in interest expense (ineffective portion)	(205)	(10)	(270)	(10)

All changes in the value of the derivatives were included in the assessment of hedge effectiveness.

As of June 30, 2012, AOCI included $18,665 of deferred pre-tax net losses expected to be reclassified into earnings during the next 12 months for derivative instruments designated as cash flow hedges of forecasted transactions. The Company is hedging its exposure to the variability of future cash flows for forecasted transactions of fixed-rate debt for a maximum of 8 years.

Freestanding Derivatives

The following table shows the net losses recognized for the three and six months ended June 30, 2012 and 2011 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification assets which are recognized in general and administrative expense.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Freestanding derivatives (economic hedges)
Gains (losses) on interest rate contracts (1)	$(36,358)	$(23,581)	$(48,188)	$(20,682)
Gains (losses) on indemnification assets (2)	570	—	843	(8,680)
Other	(49)	(44)	397	(44)

Total	$(35,837)	$(23,625)	$(46,948)	$(29,406)

(1)	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
(2)	Refer to Note 13 for a discussion of the indemnification asset.

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

Credit Risk Contingent Features

Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in a net liability position on June 30, 2012 and December 31, 2011 was $163,035 and $153,337, respectively, for which the Company posted $209,772 and $170,656, respectively, in collateral in the normal course of business.

Counterparty Credit Risk

The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. The Company minimizes this risk through obtaining credit approvals, monitoring credit limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company does not offset derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet. As of June 30, 2012 and December 31, 2011, the Company held $3,120 and $3,560, respectively, in collateral from its counterparties. Counterparty credit risk related to derivatives is considered in determining fair value.

24. Derivative Financial Instruments

The fair values of derivatives are reported in other assets, deposits, or accounts payable and accrued liabilities. The fair values are derived using the valuation techniques described in Notes 2 and 25. The total notional or contractual amounts and fair values as of December 31, 2011 and 2010 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Recourse commitment asset	204,501	8,540	—
Indemnification asset	277,593	—	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2010
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$888,000	$1,893	$24,732

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	608,126	1,989	5,663
Forward sales commitments	1,366,401	27,682	2,490
Optional forward sales commitments	80,173	1,160	62
Interest rate swaps	18,000	—	217
Foreign exchange contracts	1,002,903	37,653	2,008
Equity, foreign currency, commodity and metals indexed options	165,740	28,131	—
Options embedded in customer deposits	164,909	—	27,862
Indemnification asset	497,903	8,680	—

Total freestanding derivatives		105,295	38,302

Total derivatives		$107,188	$63,034

Cash Flow Hedges

Activity for derivatives in cash flow hedge relationships for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
(Losses) gains, net of tax, recognized in AOCI (effective portion)	$(68,660)	$(13,010)	$6,881
Pretax losses reclassified from AOCI to interest expense (effective portion)	(7,515)	(5,388)	(4,079)
Pretax gains (losses) recognized in interest expense (ineffective portion)	72	(4)	53

All changes in the value of the derivatives were included in the assessment of hedge effectiveness.

As of December 31, 2011, AOCI included $10,691 of deferred pre-tax net losses expected to be reclassified into earnings during the next 12 months for derivative instruments designated as cash flow hedges of forecasted transactions. The Company is hedging its exposure to the variability of future cash flows for all forecasted transactions for a maximum of eight years on hedges of fixed-rate debt.

Freestanding Derivatives

The following table shows the net losses recognized for the years ended December 31, 2011, 2010 and 2009 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification asset and the recourse commitment asset which are recognized in general and administrative expense.

	2011	2010	2009
Freestanding derivatives (economic hedges)
Losses on interest rate contracts	$(69,490)	$(50,728)	$(29,446)
Loss on indemnification asset	(8,680)	(22,023)	—
Other	(444)	—	24

	$(78,614)	$(72,751)	$(29,422)

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

Credit Risk Contingent Features

Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in a net liability position on December 31, 2011 and 2010 was $153,337 and $24,949, respectively, for which the Company posted $170,656 and $30,910, respectively, in collateral in the normal course of business.

Counterparty Credit Risk

The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty, and cash collateral received. The Company minimizes this risk through credit approvals, limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company does not offset derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet. As of December 31, 2011, the Company held $3,560 in collateral from its counterparties. Counterparty credit risk related to derivatives is considered in determining fair value.